Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary Of Assets And Liabilities From Transactions With Related Parties
(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2021	December 31, 2022
Associates	W Service Networks Co., Ltd.	Loans	20	120
		Deposits due to customers	2,832	3,298
		Accrued expenses	6	7
		Other liabilities	425	109

	Korea Credit Bureau Co., Ltd.	Loans	2	2
		Deposits due to customers	1,557	4,450
		Other liabilities	—	40

	Korea Finance Security Co., Ltd.	Loans	3,425	3,433
		Loss allowance	(6)	(46)
		Deposits due to customers	1,887	1,764
		Other liabilities	2	6

	LOTTE CARD Co. Ltd.	Loans	3,750	50,000
		Account receivables	—	16
		Loss allowance	(39)	(30)
		Other assets	10	—
		Deposits due to customers	13,482	35,986
		Other liabilities	91	74

	K BANK Co., Ltd.	Loans	99	3
		Account receivables	29	31
		Other liabilities	84,935	108,156

Related parties	Account title	December 31, 2021	December 31, 2022

Others (*1)	Loans	73,940	68,660
	Loss allowance	(124)	(34)
	Other assets	739	768
	Deposits due to customers	1,063	3,622
	Other liabilities	3	119

(*1)
Others include IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership, Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2021 and 2022.

Gain Or Loss From Transactions With Related Parties
(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related parties		Account title	2020	2021	2022
Associates	W Service Network Co., Ltd.	Other income	32	30	—
		Interest expenses	13	7	14
		Fees expenses	525	612	543
		Reversal of allowance for credit losses	(4)	—	—
		Other expenses	2,174	1,878	1,907
	Korea Credit Bureau Co., Ltd.	Interest expenses	5	4	40
		Fees expenses	3,155	3,503	3,730
		Other expenses	—	68	139
	Korea Finance Security Co., Ltd.	Interest income	70	80	141
		Interest expenses	3	2	3
		Provision of allowance for credit losses	3	1	44
		Other expenses	100	92	52
	Chin Hung International Inc.	Interest expenses	19	—	—
		Reversal of allowance for credit losses	(145)	—	—
	LOTTE CARD Co., Ltd.	Interest income	311	196	83
		Fees income	2,748	10,248	7,701
		Interest expenses	68	462	1,902
		Provision (Reversal) of allowance for credit losses	171	(59)	(27)
	K BANK Co., Ltd.	Fees income	1,763	1,952	698
		Fees expenses	—	636	937
	Well to Sea No.3 Private Equity Fund	Interest income	1,883	—	—
		Interest expenses	5	—	—
		Reversal of allowance for credit loss	(55)	—	—
	Others (*1)	Interest income	—	679	713
		Fees income	2,677	5,546	7,138
		Dividends income	52	—	—
		Other income	16	—	—
		Interest expenses	28	17	10
		Provision of allowance for credit loss	—	2	92
		Provision of impairment losses due to credit loss	—	—	1

(*1)	Others include Woori Growth Partnerships New Technology Private Equity Fund, Partner One Value Up I Private Equity Fund, and etc., as of December 31, 2020, 2021 and 2022.

Summary Of Major Loan Transactions With Related Parties
(3)	Major loan transactions with related parties for the years ended December 31, 2020, 2021 and 2022 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2020
Related parties		Beginning balance	Loan	Collection	Ending balance (*)
Associates	W Service Network Co., Ltd.	23	337	339	21
	Korea Credit Bureau Co., Ltd.	3	17	19	1
	Korea Finance Security Co., Ltd.	1,860	2,133	553	3,440
	LOTTE CARD Co., Ltd.	7,500	—	—	7,500
	K BANK Co., Ltd.	141	1,942	1,979	104
	Well to Sea No. 3 Private Equity Fund	4,490	—	4,490	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan

		For the year ended December 31, 2021
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	21	248	249	—	20
	Korea Credit Bureau Co., Ltd.	1	11	10	—	2
	Korea Finance Security Co., Ltd.	3,440	333	348	—	3,425
	LOTTE CARD Co., Ltd.	7,500	—	3,750	—	3,750
	K BANK Co., Ltd.	104	1,769	1,774	—	99
	Godo Kaisha Oceanos 1	44,036	—	—	(1,003)	43,033
	Woori Zip 1	—	13,121	—	(346)	12,775
	Woori Zip 2	—	18,624	—	(492)	18,132

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2022
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	20	352	252	—	120
	Korea Credit Bureau Co., Ltd.	2	15	15	—	2
	Korea Finance Security Co., Ltd.	3,425	2,407	2,399	—	3,433
	LOTTE CARD Co., Ltd.	3,750	50,000	3,750	—	50,000
	K BANK Co., Ltd.	99	315	411	—	3
	Godo Kaisha Oceanos 1	43,033	41,467	43,033	(1,653)	39,814
	Woori Zip 1	12,775	—	—	(956)	11,819
	Woori Zip 2	18,132	—	—	(1,356)	16,776
	Central Network Solutions Co., Ltd.	—	251	—	—	251

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

Details Of Changes In Major Deposits Due To Customers With Related Parties
(4)	Details of changes in major deposits due to customers with related parties for the years ended December 31, 2020, 2021 and 2022 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2020
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Chin Hung International Inc	400	—	400	—
	Partner One Value Up I Private Equity Fund	1,150	1,737	2,024	863
	Korea Credit Bureau Co., Ltd.	—	1,000	—	1,000

(*) Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2021
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,180	1,180	1,180
	Partner One Value Up I Private Equity Fund	863	637	1,171	329
	Korea Credit Bureau Co., Ltd.	1,000	—	1,000	—

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2022
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,180	1,200	1,180	1,200
	Partner One Value Up I Private Equity Fund	329	550	779	100
	Korea Credit Bureau Co., Ltd.	—	3,000	—	3,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

(5)	There are no major borrowing transactions with related parties for the years ended December 31, 2021 and 2022.

Summary Of Guarantees Provided To The Related Parties
(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2021	December 31, 2022	Warranty
Korea Finance Security Co., Ltd.	835	627	Unused loan commitment
Korea Credit Bureau Co., Ltd.	33	33	Unused loan commitment
W Service Network Co., Ltd.	180	60	Unused loan commitment
K BANK Co., Ltd.	201	297	Unused loan commitment
LOTTE CARD Co. Ltd.	500,000	450,000	Unused loan commitment
D-Custody Co., Ltd.	—	10	Unused loan commitment
As of December 31, 2021 and 2022, the recognized payment guarantee provisions are 93 million
W
on and 80 million
W
on, respectively, in relation to the guarantees provided to the related parties above.

Amount Of Commitments With The Related Parties
(7)	Amount of commitments with the related parties

Warrantee	December 31, 2021	December 31, 2022	Warranty
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,664	4,664	Securities purchase commitment
WooriG Senior Loan General Type Private Investment Trust No.1	14,284	—	Securities purchase commitment
Woori Seoul Beltway Private Special Asset Fund No.1	39,458	37,146	Securities purchase commitment
Woori-Q Corporate Restructuring Private Equity Fund	11,109	12,555	Securities purchase commitment
Union Technology Finance Investment Association	2,250	—	Securities purchase commitment
Genesis Eco No.1 Private Equity Fund	195	—	Securities purchase commitment
Genesis Environmental Energy Company 1st Private Equity Fund	916	—	Securities purchase commitment
JC Assurance No.2 Private Equity Fund	1,351	1,351	Securities purchase commitment
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	425	325	Securities purchase commitment
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	669	39	Securities purchase commitment
BTS 2nd Private Equity Fund	—	6,974	Securities purchase commitment
STASSETS FUND III	—	13,500	Securities purchase commitment
Together Korea Government Private Securities Investment Trust No.3	—	990,000	Securities purchase commitment

Major investment and Recovery transactions
The details of major investment and recovery transactions with related parties for the year ended December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
Related parties	Investment and others (*)	Recovery and others (*)
Woori China Mainland Stock Securities Investment Trust	—	568
Woori Long-term government bond securities Investment Trust No.1	2,000	—
Woori New MMF No.3	—	20,105
Woori Multi-Return Securities Investment Trust 1	8,000	—
Woori Multi-Return Securities Investment Trust 2 (Balanced Bond)	8,000	—
Woori Short term Plus Securities Investment Trust	200	—
Woori Smart New Deal 30 Target Conversion Securities Investment trust No.3	200	—
Woori Smart Balance Securities Investment Trust (Stock)	500	—
Woori ACE Public Offering stock Alpha Securities Investment Trust (Bond Mixed)	200	—
WooriG Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	831	—
WooriG Public Offering stock 10 securities Investment Trust [Bond mixed] C(F)	—	1,064
WooriG IGIS Securities Investment Trust [Bond] C(F)	—	1,306

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

	For the year ended December 31, 2022
Related parties	Investment and others (*)	Recovery and others (*)
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	—	21,606
Woori High Plus Bond Sec Feeder Inv Trust 3(USD)	—	1,052
Woori BANKPLUS IPO 10 FEEDER FUND 2(BALANCED BOND)	200	—
Woori Two-year Bond Securities Investment Trust 2(Bond)	—	213
Woori China Mainland Stock Securities Investment Trust H(Securities)	—	443
Woori Long-term government bond securities Investment Trust No.1	—	1,951
Woori Republic of Korea Treasury Bond Active ETF(Bond)	3,000	—
Woori K-New Opening Target Return Securities Investment Trust(Equity)	200	—
Woori 2023 Maturity Securities Investment Trust(Bond)	200	—
Woori 2024 Maturity Securities Investment Trust 1(Bond)	200	—
Woori BIG SATISFACTION SHINJONG MMF 3RD	320,000	—
Woori MULTI RETURN PRIVATE EQUITY 1	—	8,559
Woori 2024 December Maturity Securities Investment Trust 1(Bond)	200	—
Woori Two-year Bond Securities Investment Trust 3(Bond)	—	209
Woori G Oncorp Corporate support of Major Industry General Type Private Investment Trust (Type 2)	630	—

(*)	Investment and recovery transactions of associates are described in Note 13.(2)

Summary Of Compensation For Key Management
(9)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Short-term employee salaries	22,778	20,742	21,990
Retirement benefit service costs	910	815	937
Share-based compensation	3,519	6,970	4,234

Total	27,207	28,527	27,161